Related Party Transactions - Investments in Company Common Stock Through Stock Fund (Details) - MAGNERA CORPORATION 401(K) SAVINGS PLAN [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Magnera Corporation Common Stock [Member]
Related Party Transactions [Abstract]
Shares or units (in Shares)	8,138	11,383
Fair value (in Dollars)	$ 123,209	$ 206,829
Stock Fund [Member]
Related Party Transactions [Abstract]
Shares or units (in Shares)	91,266	128,465
Per-unit price (in Dollars per share)	$ 1.35	$ 1.61
Fair value (in Dollars)	$ 124,570	$ 210,593